UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /s/ John B. Cooper     Armonk, NY     February 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $64,071 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107      716   455900 SH       SOLE                   455900        0        0
AMGEN INC                      COM              031162100     5766    99850 SH       SOLE                    99850        0        0
ANNALY CAP MGMT INC            COM              035710409     1333    83975 SH       SOLE                    83975        0        0
APACHE CORP                    COM              037411105     1930    25900 SH       SOLE                    25900        0        0
BARRICK GOLD CORP              COM              067901108     5470   148755 SH       SOLE                   148755        0        0
BEMIS INC                      COM              081437105     1939    81900 SH       SOLE                    81900        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      208     8928 SH       SOLE                     8928        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     1910   118150 SH       SOLE                   118150        0        0
CHINA FD INC                   COM              169373107      184    11117 SH       SOLE                    11117        0        0
CONOCOPHILLIPS                 COM              20825c104     2531    48867 SH       SOLE                    48867        0        0
COSAN LTD                      SHS A            g25343107      109    31400 SH       SOLE                    31400        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1640    24952 SH       SOLE                    24952        0        0
EL PASO CORP                   COM              28336L109      246    31395 SH       SOLE                    31395        0        0
EXXON MOBIL CORP               COM              30231G102     2219    27794 SH       SOLE                    27794        0        0
GENERAL ELECTRIC CO            COM              369604103     1007    62150 SH       SOLE                    62150        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      316     6500 SH       SOLE                     6500        0        0
INTEL CORP                     COM              458140100      189    12900 SH       SOLE                    12900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      271     3220 SH       SOLE                     3220        0        0
ISHARES INC                    MSCI HONG KONG   464286871      773    74565 SH       SOLE                    74565        0        0
ISHARES INC                    MSCI TAIWAN      464286731     1331   175365 SH       SOLE                   175365        0        0
ISHARES INC                    MSCI JAPAN       464286848     1841   192200 SH       SOLE                   192200        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184     2791    95950 SH       SOLE                    95950        0        0
ISHARES TR                     S&P500 GRW       464287309     3419    76100 SH       SOLE                    76100        0        0
KIMBERLY CLARK CORP            COM              494368103     2558    48500 SH       SOLE                    48500        0        0
MARKET VECTORS ETF TR          RUSSIA ETF       57060u506      797    61000 SH       SOLE                    61000        0        0
MEDTRONIC INC                  COM              585055106     1100    35000 SH       SOLE                    35000        0        0
MERCK & CO INC                 COM              589331107     1796    59078 SH       SOLE                    59078        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103      724    60500 SH       SOLE                    60500        0        0
NEWS CORP                      CL B             65248e203      245    25600 SH       SOLE                    25600        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2813    59777 SH       SOLE                    59777        0        0
NYSE EURONEXT                  COM              629491101      219     8000 SH       SOLE                     8000        0        0
ORACLE CORP                    COM              68389X105      259    14600 SH       SOLE                    14600        0        0
PARKER DRILLING CO             COM              701081101       53    18155 SH       SOLE                    18155        0        0
PFIZER INC                     COM              717081103     1128    63715 SH       SOLE                    63715        0        0
PROSHARES TR                   PSHS ULT SEMICDT 74347r669      376    26500 SH       SOLE                    26500        0        0
PROSHARES TR                   PSHS ULTRA O&G   74347r719      231     8000 SH       SOLE                     8000        0        0
SCHERING PLOUGH CORP           COM              806605101     1267    74400 SH       SOLE                    74400        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     3714    77750 SH       SOLE                    77750        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     3679   208900 SH       SOLE                   208900        0        0
TECO ENERGY INC                COM              872375100     1349   109200 SH       SOLE                   109200        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      208    12050 SH       SOLE                    12050        0        0
TRANSCANADA CORP               COM              89353d107      339    12500 SH       SOLE                    12500        0        0
TRINITY INDS INC               COM              896522109      234    14849 SH       SOLE                    14849        0        0
UNITEDHEALTH GROUP INC         COM              91324p102      456    17150 SH       SOLE                    17150        0        0
UNUM GROUP                     COM              91529Y106      198    10650 SH       SOLE                    10650        0        0
VIMICRO INTL CORP              ADR              92718n109       44    20000 SH       SOLE                    20000        0        0
WAL MART STORES INC            COM              931142103     2145    38256 SH       SOLE                    38256        0        0